Restructuring Activities	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Activities

Note 10 Restructuring Activities

The following table details our restructuring activities:

	2013				2012				2011
	IOP	EQIP	Other	Total	IOP	EPC	Other	Total	IOP	EPC	Other	Total
Other associated costs	$14.1	$11.4	$—	$25.5	$22.2	$12.1	$—	$34.3	$—	$4.0	$—	$4.0
Restructuring charges	(7.0)	80.8	—	73.8	144.9	(1.3)	(1.1)	142.5	52.2	1.0	(1.0)	52.2

Total	$7.1	$92.2	$—	$99.3	$167.1	$10.8	$(1.1)	$176.8	$52.2	$5.0	$(1.0)	$56.2

Earnings Quality Improvement Program (EQIP)

In May 2013, we announced the commencement of EQIP, which is an initiative to deliver meaningful cost savings and network optimization. The costs associated with this plan consist primarily of (i) a reduction in headcount (expected to be approximately 550-650 employees) and other costs associated with divisional realignment and connected profitability improvement programs, including severance and termination benefits for employees, expected to be approximately $105 million to $120 million, and (ii) costs and capital expenditures associated with incremental supply chain network optimization projects, including facility relocation and closures, expected to be approximately $85 million to $90 million. As a result, we currently estimate that we will incur total costs of approximately $190 million to $210 million in connection with implementation of this plan, including capital expenditures of approximately $50 million to $55 million. The plan is expected to be substantially completed by the end of 2015.

The associated costs included in the table above primarily consist of consulting and related costs incurred in connection with the reorganization and rebranding of the Company and its divisions, which were included in selling, general and administrative expenses on the consolidated statements of operations for the year ended December 31, 2013. The restructuring charges included in the table above primarily consist of termination and benefit costs.

The restructuring accrual, spending and other activity for the year ended December 31, 2013 and the accrual balance remaining at December 31, 2013 related to this program were as follows:

EQIP restructuring accrual at December 31, 2012	$—
Accrual and accrual adjustments	80.8
Cash payments during 2013	(26.2)
Effect of changes in foreign currency exchange rates	1.3

EQIP restructuring accrual at December 31, 2013	$55.9

Cash payments including associated costs were $38 million in the year ended December 31, 2013. We expect to pay $46 million of the accrual balance remaining at December 31, 2013 within the next twelve months. This amount is included in accrued restructuring costs on the consolidated balance sheet at December 31, 2013. The majority of the remaining accrual of $10 million is expected to be paid in 2015 with minimal amounts to be paid out in 2016. This amount is included in other liabilities on our consolidated balance sheet at December 31, 2013.

Capital Expenditures

Capital expenditures related to this program were $11 million in 2013. Capital expenditures are mainly related to purchases for equipment for facility and supply chain network.

Integration and Optimization Program (IOP)

In December 2011, we initiated a restructuring program associated with the integration of Diversey’s business following our acquisition of Diversey on October 3, 2011. The program primarily consists of (i) reduction in headcount, (ii) consolidation of facilities, and (iii) supply chain network optimization, and (iv) certain other capital expenditures. This program is expected to be completed by the end of 2014.

The associated costs in the table above primarily consist of consulting fees included in selling, general and administrative expenses on the consolidated statement of operations in 2013. The associated costs in 2012 include asset impairment charges of $12 million and professional and consulting fees of $6 million and other costs for $4 million. Asset impairment charges include (i) a $4 million charge related to a facility closure in the U.S., reported in cost of sales in our Food Care segment, and (ii) an $8 million charge related to a planned facility closure in France, reported in cost of sales in our Diversey Care segment.

The restructuring charges included in the table above primarily consist of employee termination and benefits costs, including cash-settled stock appreciation rights that were previously issued to Diversey employees as a portion of the total consideration for the acquisition of Diversey of $1 million in 2013, as compared to $9 million in 2012. See Note 19, “Stockholders’ Equity,” for further details of these awards. These charges were included in restructuring and other charges on our condensed consolidated statements of operations.

The restructuring accrual, spending and other activity for the year ended December 31, 2013 and the accrual balance remaining at December 31, 2013 related to this program were as follows:

IOP restructuring accrual at December 31, 2012	$88.2
Revision to accrual	(10.9)
Additional accrual	3.9
Cash payments during 2013	(55.3)
Effect of changes in foreign currency exchange rates	(1.4)

IOP restructuring accrual at December 31, 2013	$24.5

Cumulative cash payments made in connection with this program through December 31, 2013 were $202 million. We expect to pay $24 million of the accrual balance remaining at December 31, 2013 within the next twelve months. This amount is included in other current liabilities on the consolidated balance sheet at December 31, 2013. The majority of the remaining accrual of $1 million is expected to be paid out in 2015. This amount is included in other liabilities on the consolidated balance sheet at December 31, 2013.

Capital Expenditures

Capital expenditures related to this program were $14 million in 2013, $14 million in 2012 and none in 2011. Capital expenditures are mainly related to purchases for equipment for facility and supply chain network.